Stockholders’ Equity (Details) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 21, 2023	Apr. 21, 2023	May 31, 2017	Jan. 25, 2023	May 31, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 05, 2024
Stockholders’ Equity [Line Items]
Warrant price (in Dollars per share)	$ 2
Percentage of exercise warrants	200.00%
Warrants to purchase	80,732			3,440,000
Warrant exercise price (in Dollars per share)				$ 0.02								$ 0.1593
Modification of terms (in Dollars)										$ 900,000
Share conversion par value (in Dollars per share)										$ 0.0001
Reverse split, description										the 1-for-20 reverse stock split that occurred on April 21, 2023.
Reverse stock split issued		40,228
Exercise price per share (in Dollars per share)												0.4654
Pre-funded units				3,440,000
Aggregate shares				258,000
Common stock, par value (in Dollars per share)				$ 2.52		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Additional warrants				815,198
Shares of common stock				61,140
Gross proceeds (in Dollars)				$ 5,200,000
Percentage of underwriting discounts and commissions				7.00%
Percentage of gross proceeds				3.50%
Preferred stock dividends (in Dollars)											$ 28,456
January 2023 Offering [Member]
Stockholders’ Equity [Line Items]
Aggregate of sale, shares				529,250
Common stock shares				10,585,000
Additional shares of common stock				793,875
Exercise price per share (in Dollars per share)				$ 2.52
Aggregate of purchase shares				172,000
Common stock, par value (in Dollars per share)				$ 2.52
Warrant [Member]
Stockholders’ Equity [Line Items]
Purchase of warrants	909,059
Warrant price (in Dollars per share)	$ 2
Warrant shares	1,382,058
Series A Warrant [Member]
Stockholders’ Equity [Line Items]
Warrant exercise price (in Dollars per share)	$ 2											0.4654
Series B Warrants [Member]
Stockholders’ Equity [Line Items]
Percentage of exercise warrants	200.00%
Warrant exercise price (in Dollars per share)												$ 0.4654
Exercise price (in Dollars per share)	$ 2
Series A-1 Warrants [Member]
Stockholders’ Equity [Line Items]
Percentage of exercise warrants	50.00%
Series A-2 Warrants [Member]
Stockholders’ Equity [Line Items]
Percentage of exercise warrants	50.00%
Series B-1 Warrants [Member]
Stockholders’ Equity [Line Items]
Percentage of exercise warrants	50.00%
Series B-2 Warrants [Member]
Stockholders’ Equity [Line Items]
Percentage of exercise warrants	50.00%
Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Share conversion par value (in Dollars per share)										$ 0.0001
Common stock converted										1
Redeemable preferred stock		24,406,155
Common stock, voting rights										One share of Series C Redeemable Preferred Stock carries the same voting rights as one share of common stock.
Series C Preferred Stock [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Redeemable preferred stock		200
Series C Preferred Stock [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Redeemable preferred stock		10
Series F Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Share conversion par value (in Dollars per share)										$ 0.0001
Common stock converted										1
Convertible Common Stock [Member]
Stockholders’ Equity [Line Items]
Share conversion par value (in Dollars per share)										$ 0.0001
Series C Redeemable Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Reverse split, description										the Company effected a 1-for-20 reverse split of its outstanding
Redeemable preferred stock		1,220,308
Cumulative dividends rate			15.00%		15.00%
Preferred stock dividends (in Dollars)						$ 75,000	$ 75,000	$ 75,000	$ 225,000	$ 0.3	$ 0.3